REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Revenue And Segment Information
SCHEDULE OF REVENUE AND SEGMENT INFORMATION

	For the year ended December 31, 2025
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	5,632,281	-	-	5,632,281
Flooring	7,524,361	-	-	7,524,361
Decking	1,157,385	-	-	1,157,385
Sawn timber	270,144	-	-	270,144
Revenue from external customers and segment revenue	14,584,171	-	-	14,584,171

Interest income	3,214	-	40	3,254
Interest expenses	500,970	-	2,316	503,286
Depreciation/amortization	170,961	-	950	171,911
Reportable segment results	(5,532,383)	-	(832,402)	(6,364,785)

	For the year ended December 31, 2024
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	12,160,350	-	-	12,160,350
Flooring	745,270	-	-	745,270
Decking	3,375,933	-	-	3,375,933
Sawn timber	52,862	-	-	52,862
Carbon credits	6,260	-	-	6,260
Revenue from external customers and segment revenue	16,340,575	-	-	16,340,575

Interest income	13,173	-	188	13,361
Interest expenses	601,703	-	2,280	705,355
Depreciation/amortization	73,465	-	4,748	78,213
Reportable segment results	(8,090)	-	(1,003,237)	(1,011,327)

	For the year ended December 31, 2023
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Logs	10,024,248	-	-	10,024,248
Flooring	2,124,022	-	-	2,124,022
Decking	5,393,401	-	-	5,393,401
Sawn timber	131,800	-	-	131,800
Revenue from external customers and segment revenue	17,673,471	-	-	17,673,471

Interest income	19,402	-	3,837	23,239
Interest expenses	575,742	-	687,367	1,263,110
Depreciation/amortization	118,514	-	8,741	127,255
Reportable segment results	(207,401)	-	(545,680)	(753,081)

SCHEDULE OF REPORTABLE SEGMENT ASSETS AND LIABILITIES

(b)	Reconciliation of the reportable segment assets and liabilities

	As at December 31, 2025
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	14,035,272	-	343,100	14,378,372

Reportable segment liabilities	(9,290,872)	-	(1,316,649)	(10,607,521)

	As at December 31, 2024
	Direct Purchase and ODM	Manufacturing	Unallocated	Total reportable segment
	USD	USD	USD	USD
Reportable segment assets	12,143,525	28,500,105	164,441	40,808,071

Reportable segment liabilities	(14,420,451)	(15,186,711)	(2,092,817)	(31,699,979)

SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	2025	2024	2023
	USD	USD	USD

Geographical locations:
China	6,503,329	7,650,663	10,303,013
Europe	1,968,041	4,091,360	6,036,052
South America	16,089	-	895,851
North America	317,137	514,777	43,036
Asia	5,531,033	4,056,712	395,521
Africa	248,542	27,063	-
Total	14,584,171	16,340,575	17,673,473

Timing of revenue recognition:
At a point in time	14,584,171	16,340,575	17,673,473